Intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets.
Schedule of estimated useful lives of finite lived intangible assets

Licence and spectrum fees	3 - 40 years

Software	3 - 10 years

Brands	1 - 30 years

Customer bases	2 - 37 years

Schedule of reconciliation of changes in goodwill and intangible assets

	Goodwill € m	Licence and spectrum fees € m	Computer software € m	Customer bases € m	Other € m	Total € m

Cost

1 April 2023	96,904	34,306	18,474	11,905	539	162,128

Exchange movements	(1,042)	(435)	(414)	(130)	(60)	(2,081)

Additions	–	283	2,615	–	17	2,915

Disposals	–	(986)	(989)	–	(2)	(1,977)

Transfer of assets held for resale	(19,498)	(6,258)	(2,600)	(2,517)	(57)	(30,930)

Hyperinflation impacts	888	382	348	62	49	1,729

31 March 2024	77,252	27,292	17,434	9,320	486	131,784

Exchange movements	(252)	62	(63)	17	(18)	(254)

Acquisition of subsidiaries	7	–	–	4	–	11

Additions	–	236	2,414	–	5	2,655

Disposals	–	(98)	(772)	–	(1)	(871)

Hyperinflation impacts	709	301	291	49	39	1,389

Other	–	–	(45)	–	–	(45)

31 March 2025	77,716	27,793	19,259	9,390	511	134,669

Accumulated impairment losses and amortisation

1 April 2023	69,289	24,337	12,462	8,307	526	114,921

Exchange movements	(897)	(144)	(324)	(120)	(56)	(1,541)

Charge for the year 1	–	1,031	2,484	606	1	4,122

Disposals	–	(985)	(951)	–	–	(1,936)

Transfer of assets held for resale	(16,984)	(2,704)	(1,871)	(2,517)	(57)	(24,133)

Hyperinflation impacts	888	196	304	62	49	1,499

31 March 2024	52,296	21,731	12,104	6,338	463	92,932

Exchange movements	(318)	106	(58)	16	(14)	(268)

Impairments	4,515	–	–	–	–	4,515

Charge for the year 1	–	651	2,431	605	8	3,695

Disposals	–	(98)	(767)	–	(1)	(866)

Hyperinflation impacts	709	176	250	49	39	1,223

31 March 2025	57,202	22,566	13,960	7,008	495	101,231

Net book value

31 March 2024	24,956	5,561	5,330	2,982	23	38,852

31 March 2025	20,514	5,227	5,299	2,382	16	33,438
Note:

1.	Included in the charge for the year ended 31 March 2025 is € nil (2024: € 607 million) in respect of Vodafone Italy and Vodafone Spain, which are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of net book value of significant licenses

		2025	2024

	Expiry dates	€m	€ m

Germany	2025 - 2040	2,392	2,686

UK	2033 - 2041	965	989

Vodacom	2026 - 2042	771	687